Related Party Transactions - Additional Information (Detail) (Third Rock Ventures LLC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Third Rock Ventures LLC [Member]
Related Party Transaction [Line Items]
Payment for consulting and management services	$ 282	$ 682	$ 994
Accrued expenses to related parties	5
Accounts payable to related parties		$ 125	$ 209
Percentage of ownership held with related party transactions	45.30%